PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
PROPERTY AND EQUIPMENT
Summary of major classifications of property and equipment

December 31, 2024
Equipment	$150,202
Leasehold improvements	89,087
Software	85,042
Furniture and fixtures	51,717
376,048
Less: Accumulated depreciation and Amortization	(369,106)
$6,942

June 30, 2024
Equipment	$150,202
Leasehold improvements	89,087
Software	85,042
Furniture and fixtures	51,717
376,048
Less: Accumulated depreciation and Amortization	(359,968)
$16,080